Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

TIMING OF GRANTS OF EQUITY AWARD

Neither the Board of Directors nor the Compensation and Stock Option Committee takes material non-public information into account when determining the timing of equity awards, and we do not time the release of material non-public information based on equity award grant dates. During the last completed fiscal year, the Company did not make any stock option awards to NEOs within the four-business-day period before or the one-business-day period after the filing of any Form 10-K, 10-Q or 8-K containing material non-public information (as defined in Item 402(x) of Regulation S-K). Accordingly, no tabular disclosure under Item 402(x)(2)(i) is required.

Award Timing MNPI Considered	false
Gloria J. Basse [Member]
Awards Close in Time to MNPI Disclosures
Name	Gloria J. Basse
Fair Value as of Grant Date	$ 43,800
Bryan K. Gathagan [Member]
Awards Close in Time to MNPI Disclosures
Name	Bryan K. Gathagan
Fair Value as of Grant Date	$ 45,800
Steven T. Rosgen [Member]
Awards Close in Time to MNPI Disclosures
Name	Steven T. Rosgen
Fair Value as of Grant Date	$ 45,800
David S. Tomsche, D.V.M. [Member]
Awards Close in Time to MNPI Disclosures
Name	David S. Tomsche, D.V.M.
Fair Value as of Grant Date	$ 56,300
Paul R. Wainman [Member]
Awards Close in Time to MNPI Disclosures
Name	Paul R. Wainman
Fair Value as of Grant Date	$ 45,800